Marketable securities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Disclosure of marketable securities deposits derivative instruments and cash equivalents [abstract]
Disclosure of marketable securities deposits derivative instruments and cash and cash equivalents
16. Marketable securities, time deposits, derivative financial instruments, and cash and cash equivalents
Marketable securities, time deposits and derivative financial instruments
(USD millions)	2025	2024

Time deposits and short-term investments with original maturity more than 90 days	98	1 892

Derivative financial instruments	57	106

Total marketable securities, time deposits and derivative financial instruments	155	1 998

As at December 31, 2024, the vast majority of time deposits and short-term investments with an original maturity of more than 90 days was denominated in USD.
Cash and cash equivalents
(USD millions)	2025	2024

Current accounts	2 579	2 585

Time deposits and short-term investments with original maturity less than 90 days	8 856	8 874

Total cash and cash equivalents	11 435	11 459